2. Summary of Significant Accounting Policies (Details - Property and Equipment)	12 Months Ended
Dec. 31, 2019
Computer and Technology Equipment [Member]
Useful life	3 years
Furniture and Equipment [Member]
Useful life	5 years
Leasehold Improvements [Member]
Useful life	Lease term
Vehicles [Member]
Useful life	3 years
Other Equipment [Member]
Useful life	3 or 5 years
Software [Member]
Useful life	3 years